PROJECT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
PROJECT ASSETS [Abstract]
Schedule of project assets and related accumulated depreciation

	As of December 31,
	2017	2018
	RMB	RMB
Completed	32,505,243	879,954,662
Under construction	451,381,193	890,666,423

Less: Accumulated depreciation	(10,155,212)	-
Project Assets, net	473,731,224	1,770,621,085